Interim Condensed Consolidated Changes In Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued capital and Additional paid-in capital [member]	Transaction with non-controlling interest [member]	Foreign currency translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2023	$ 62,901		$ (491)	$ (50,934)	$ 11,476	$ 20,768	$ 32,244
IfrsStatementLineItems [Line Items]
Net loss				(31,092)	(31,092)	(4,309)	(35,401)
Other comprehensive loss			(1,306)		(1,306)	41	(1,265)
Total comprehensive loss			(1,306)	(31,092)	(32,398)	(4,268)	(36,666)
Conversion of convertible notes into ordinary shares	7,529				7,529		7,529
Share-based compensation	3,657				3,657		3,657
Issuance of ordinary shares, net	1,684				1,684		1,684
Conversion of bridge loan into ordinary shares and warrants	128				128		128
Conversion of pre-paid advanced into ordinary shares	527				527		527
Issuance of investment units	2,699				2,699		2,699
Exercise of warrants and options into ordinary shares, net	10,590				10,590		10,590
Transaction with non-controlling interests	261	258			519	(519)
Balance at Dec. 31, 2024	89,976	258	(1,797)	(82,026)	6,411	15,981	22,392
IfrsStatementLineItems [Line Items]
Net loss				(23,638)	(23,638)	(983)	(24,621)
Other comprehensive loss			(1,624)		(1,624)	(67)	(1,691)
Total comprehensive loss			(1,624)	(23,638)	(25,262)	(1,050)	(26,312)
Conversion of convertible notes into ordinary shares	3,204				3,204		3,204
Equity issuance to investors	1,734				1,734		1,734
Share-based compensation	15,274				15,274		15,274
Balance at Jun. 30, 2025	$ 110,188	$ 258	$ (3,421)	$ (105,664)	$ 1,361	$ 14,931	$ 16,292